FAIR VALUE MEASUREMENTS (Details) - EBP Japan	Jun. 30, 2025 JPY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
EBP, Investment, Fair Value and NAV [Line Items]
Cash	¥ 18,189,658	$ 126,172	¥ 18,266,667
Market value	22,936,731,446	$ 159,100,556	28,160,193,757	¥ 24,963,187,977
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Cash	18,189,658		18,266,667
Market value	¥ 22,936,731,446		¥ 28,160,193,757